Note 11. Industry Segments	9 Months Ended
Sep. 30, 2016
Disclosure Text Block [Abstract]
Note 11. Industry Segments

NOTE 11.   INDUSTRY SEGMENTS

This summary presents the Company's current segments, as described below.

General Indemnity Group, LLC ("GIG")

GIG conducts the Company's insurance operations through its subsidiary, The Warnock Agency ("TWA".)  TWA's clients are nationwide.  TWA's revenue consists of surety bond sales and insurance commissions.  Currently, GIG's corporate resources are used to support TWA and to make additional business acquisitions in the insurance industry.

Link Media Holdings, LLC ("LMH")

LMH conducts the Company's billboard rental operations.  LMH advertisers are located in Alabama, Florida, Georgia, and Wisconsin.

				Total
Nine Months Ended September 30, 2016	GIG	LMH	Unallocated	Consolidated

Revenue	$276,850	$2,273,210	$-	$2,550,060
Segment loss from operations	(480,585)	(663,387)	(1,091,658)	(2,235,630)
Capital expenditures	1,265,000	9,639,824	-	10,904,824
Depreciation and amortization	119,926	1,130,800	-	1,250,726

				Total
Nine Months Ended September 30, 2015	GIG	LMH	Unallocated	Consolidated

Revenue	$-	$349,161	$9,700	$358,861
Segment loss from operations	-	(206,737)	(482,162)	(688,899)
Capital expenditures	-	9,924,565	-	9,924,565
Depreciation and amortization	-	211,304	-	211,304

				Total
Three Months Ended September 30, 2016	GIG	LMH	Unallocated	Consolidated

Revenue	$83,089	$959,148	-	$1,042,237
Segment loss from operations	(237,342)	(203,649)	(343,533)	(784,524)
Capital expenditures	-	445,451	-	445,451
Depreciation and amortization	71,851	429,231	-	501,082

				Total
Three Months Ended September 30, 2015	GIG	LMH	Unallocated	Consolidated

Revenue	$-	$349,161	$-	$349,161
Segment loss from operations	-	(174,776)	(275,224)	(450,000)
Capital expenditures	-	3,239,961	-	3,239,961
Depreciation and amortization	-	189,331	-	189,331

				Total
As of September 30, 2016	GIG	LMH	Unallocated	Consolidated

Goodwill	$592,325	$7,325,528	$-	$7,917,853
Total assets	1,653,998	19,371,609	42,636,968	63,662,575

				Total
As of September 30, 2015	GIG	LMH	Unallocated	Consolidated

Goodwill	$-	$3,742,465	$-	$3,742,465
Total assets	-	10,094,712	14,184,187	24,278,899